Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voyageur Tax Free Funds
Entity Central Index Key	0000733362
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000006427 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free Minnesota Fund(formerly, Delaware Tax-Free Minnesota Fund)
Class Name	Class A
Trading Symbol	DEFFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Tax-Free Minnesota Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$41	0.82%
^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 565,295,018
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 1,109,341
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$565,295,018
Total number of portfolio holdings	320
Total advisory fees paid	$1,109,341
Portfolio turnover rate	6%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	33.44%
Education Revenue Bonds	19.54%
Local General Obligation Bonds	18.43%
Transportation Revenue Bonds	8.99%
Electric Revenue Bonds	4.45%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.46%
State General Obligation Bonds	3.01%
Special Tax Revenue Bonds	2.95%
Housing Revenue Bonds	2.14%
Lease Revenue Bonds	1.85%

State and territory allocation
Minnesota	95.42%
Puerto Rico	3.43%

C000006429 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free Minnesota Fund(formerly, Delaware Tax-Free Minnesota Fund)
Class Name	Class C
Trading Symbol	DMOCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Tax-Free Minnesota Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$78	1.57%
^	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.57%	[2]
Net Assets	$ 565,295,018
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 1,109,341
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$565,295,018
Total number of portfolio holdings	320
Total advisory fees paid	$1,109,341
Portfolio turnover rate	6%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	33.44%
Education Revenue Bonds	19.54%
Local General Obligation Bonds	18.43%
Transportation Revenue Bonds	8.99%
Electric Revenue Bonds	4.45%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.46%
State General Obligation Bonds	3.01%
Special Tax Revenue Bonds	2.95%
Housing Revenue Bonds	2.14%
Lease Revenue Bonds	1.85%

State and territory allocation
Minnesota	95.42%
Puerto Rico	3.43%

C000135932 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free Minnesota Fund(formerly, Delaware Tax-Free Minnesota Fund)
Class Name	Institutional Class
Trading Symbol	DMNIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Tax-Free Minnesota Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$28	0.57%
^	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%	[3]
Net Assets	$ 565,295,018
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 1,109,341
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$565,295,018
Total number of portfolio holdings	320
Total advisory fees paid	$1,109,341
Portfolio turnover rate	6%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	33.44%
Education Revenue Bonds	19.54%
Local General Obligation Bonds	18.43%
Transportation Revenue Bonds	8.99%
Electric Revenue Bonds	4.45%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.46%
State General Obligation Bonds	3.01%
Special Tax Revenue Bonds	2.95%
Housing Revenue Bonds	2.14%
Lease Revenue Bonds	1.85%

State and territory allocation
Minnesota	95.42%
Puerto Rico	3.43%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.